Borrowings - Schedule of Maturities of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,118,164	$ 1,068,584
Borrowings, principal amount	1,165,825
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	46,026
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings	16,394
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings	16,597
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings	16,822
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,069,987